Other assets - Intangible assets (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Cost	17,102	22,713
Accumulated Amortization	12,717	15,670
Net Book Value	4,385	7,043
Internally developed computer software capitalized during the period	990	2,826
Internally development computer software disposed of during period	6,601	0
Amortization of intangible assets	3,648	3,276
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	1,815
2016	1,410
2017	781
2018	379
Net Book Value	4,385	7,043